Expense Example - PIMCO Government Money Market Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	M 1 Year	M 3 Years	M 5 Years	M 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	18	58	101	230	29	90	157	356	18	58	101	230	18	58	101	230	34	106	185	418	34	106	185	418